Impact of COVID-19	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Impact of COVID-19
Note 2.    Impact of
COVID-19
On March 11, 2020, the outbreak of COVID-19 was officially declared a pandemic by the World Health Organization
 (WHO)
. During the second quarter of 2020, the pandemic and the resulting social distancing measures implemented by government bodies around the world to limit its spread, including the closure of non-essential
businesses, caused significant disruption to the global economy, resulting in volatility in financial markets and negatively impacting the expectation for the financial performance of businesses around the world. In the third quarter of 2020, certain sectors of the economy have seen a resumption of activity as a result of the easing of social distancing measures, including the reopening of non-essential businesses. However, the overall economy continues to operate below pre-pandemic levels, with continuing uncertainty related to economic growth and unemployment, which ultimately will only be resolved with the development of an effective treatment or a vaccine for COVID-19. As a result, we continue to operate in an uncertain macroeconomic environment.
Impact on estimates and assumptions
As disclosed in our 2019 Annual Report, the preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the recognized and measured amounts of assets, liabilities, net income, comprehensive income and related disclosures. Significant estimates and assumptions are made in the areas of the valuation of financial instruments, allowance for credit losses, the evaluation of whether to consolidate structured entities (SEs), asset impairment, income taxes, provisions and contingent liabilities, post-employment and other long-term benefit plan assumptions and valuation of self-managed loyalty points programs. Actual results could differ from these estimates and assumptions.
The
COVID-19
pandemic gives rise to heightened uncertainty as it relates to accounting estimates and assumptions and increases the need to apply judgment in evaluating the economic and market environment and its impact on significant estimates. This particularly impacts estimates and assumptions relating to allowance for credit losses, valuation of financial instruments, and asset impairment.
Allowance for credit losses
The uncertainty created by the global
COVID-19
pandemic has increased the level of judgment applied in estimating allowance for credit losses. See Note 6 for more information.
Valuation of financial instruments
Estimating fair value requires the application of judgment. The type and level of judgment required is largely dependent on the amount of observable market information available. The
COVID-19
pandemic has increased market volatility and has negatively impacted the trading levels of certain financial instruments. As a result and as part of our process to determine the fair value of financial instruments, since the onset of the pandemic
,
we have applied a heightened level of judgment to a broader population of financial instruments than would otherwise generally be required with the objective of determining the fair value that is most representative of those financial instruments. While there has been an improvement in conditions and price discovery in the
third quarter of 2020 relative to the onset of the COVID-19 pandemic in the
second quarter of 2020, including the narrowing of credit and funding spreads, the related valuation adjustments have not decreased to pre-COVID-19 levels.
As at July 31, 2020, the total valuation adjustments related to financial instruments carried at fair value on our inter
i
m
consolidated balance sheet was $391 million (October 31, 2019: $260 million), primarily related to credit risk, bid-offer
spreads, and parameter uncertainty of our derivative assets and liabilities, as well as adjustments recognized for valuing our uncollateralized derivative assets and liabilities based on an estimated market cost of funds curve.
For further details of the valuation of our financial assets and liabilities, see Note 3.
Asset impairment
Given the disruption in economic and market activities caused by the
COVID-19
pandemic, we assessed whether there were indicators that goodwill may be impaired. This assessment required the application of heightened judgment in light of the uncertainty regarding the ultimate economic impact of the
COVID-19
pandemic, particularly in evaluating the impact on medium and long-term forecasted earnings. Implicit in our economic outlook is the assumption that the closure of non-essential
businesses and other social distancing measures will continue easing during the remainder of 2020 and 2021 followed by a period of economic recovery before a return to more normal levels of economic growth. As discussed in Note 4, in the second quarter of 2020
,
we recognized a goodwill impairment charge of $28 million on our FirstCaribbean International Bank Limited (CIBC FirstCaribbean) cash-generating unit (CGU). We concluded that there were no indicators of impairment for our CGUs as at July 31, 2020. Actual experience may differ materially from these expectations, including in relation to the duration and severity of economic contraction and the ultimate timing and extent of a future recovery, which could lead to future reductions in the recoverable amounts of our CGUs, which in turn may result in an impairment charge.
Government lending programs in response to
COVID-19
During the second quarter, the Government of Canada introduced the Canada Emergency Business Account (CEBA) program and the Business Credit Availability Program (BCAP) to improve access to credit and financing for Canadian businesses facing operational cash flow and liquidity challenges during the current period of significant uncertainty caused by the
COVID-19
pandemic. In addition, the U.S. federal government introduced the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (CARES Act). In the
third qua
r
ter
, the
 Mid-Market Financing Program in Canada and the Main Street Lending Program in the U.S. were launched. These programs, and the associated accounting impacts, that involve CIBC together with other financial institutions in various capacities are described in further detail below.
Canada Emergency Business Account program
The purpose of the CEBA is to provide interest-free, partially forgivable loans of up to $40,000 to qualifying small businesses and not-for-profit
organizations to help cover their operating costs during a period when their revenues have been temporarily reduced. The CEBA program is underwritten by Export Development Canada (EDC), and utilizes the infrastructure of eligible financial institutions, including CIBC, to provide loans that are partially forgivable to existing clients of these financial institutions, including CIBC, that meet the underwriting standards of EDC. Loans advanced under the CEBA program are not recognized on our consolidated balance sheet because they are funded by EDC and all of the resulting cash flows and associated risks and rewards, including any exposure to payment defaults and principal forgiveness, are assumed by EDC. EDC provides a fee to participating financial institutions which is intended to reimburse the costs associated with administering the loans, which we recognize as a reduction of other non-interest
expenses. The CEBA program was launched in the second quarter and then was expanded during the current quarter to facilitate the application of the program to certain borrowers that would not have otherwise qualified. As at July 31, 2020, loans of $2.7 billion had been provided to CIBC clients under the CEBA program.
Loan guarantee for small and
medium-sized
enterprises under BCAP
This program is designed to encourage lending to existing clients. Under this program, a subprogram under BCAP, EDC will guarantee 80% of new qualifying operating credit and cash flow term loans of up to $6.25 million to small and medium-sized
enterprises. Loans provided under this program are recognized on our consolidated balance sheet as business and government loans classified at amortized cost. Similar to existing guarantee arrangements, the guarantee from EDC on these loans is reflected in our estimate of expected credit losses. Associated fees paid or received under this program are accounted for over the expected life of the loan using the effective interest rate method. As at July 31, 2020, $100 million of loans have been authorized under this program, of which
$51
million, net of repayments, was outstanding on our
interim
consolidated balance sheet.
Co-lending
program for small and
medium-sized
enterprises
(“co-lend
program”) under BCAP
Under the
co-lend
program, a subprogram under BCAP, the Business Development Bank of Canada (BDC) and participating financial institutions co-lend
term loans to help qualifying businesses meet their operational cash flow requirements. BDC finances 80% of the loans, with CIBC financing the remaining 20%. The program offers differing maximum financing amounts based on business revenues. Loans originated under this program would be interest-only for the first 12 months. We recognize our 20% interest in loans originated under this program on our consolidated balance sheet as business and government loans classified at amortized cost, to which expected credit losses are applied. The remaining 80% interest financed by BDC is not recognized on our consolidated balance sheet as the risks and rewards, including all interest and credit losses, are passed to BDC. The servicing fee paid by BDC to CIBC for administering their share of the loans will be recognized over the servicing period. As at July 31, 2020, $228 million of loans have been authorized under this program, of which
$45
million representing CIBC’s
 20%
pro-rata share, remains outstanding on our
interim
consolidated balance sheet.
Mid-Market Financing Program
This program is available to medium-sized businesses whose credit needs exceed what is already available through the BCAP Programs and other measures. Under this program, BDC together with banks will provide commercial loans ranging between $12.5 million and $60 million to eligible medium-sized businesses with annual revenues in excess of approximately $100 million. BDC will participate in lending 90% of the loans originated under this program.
The
portion of the loans originated under this program and funded by CIBC will be recognized on our consolidated balance sheet as amortized cost loans, and will
be subject to expected credit losses. Fees received under this program that are directly related to the origination of the loans are accounted for over the expected life of the loan using the effective interest rate method. Other fees received from BDC in relation to administration of the loans will be recognized as services are provided or at the time when the fee is earned. As at July 31, 2020, no loans have been provided to our clients under this program.
Paycheck Protection Program (PPP)
In the U.S., the PPP was temporarily added to the U.S. Small Business Administration’s (SBA) Loan Program, under the U.S. federal government’s CARES Act to help businesses to keep their workforces employed during the
COVID-19
pandemic. Loans provided under the PPP will be forgivable by the SBA if employee and compensation levels are maintained, and the loan proceeds are primarily applied towards payroll, rent, mortgage interest, or utilities. The SBA will reimburse CIBC for all loans forgiven pursuant to the program and for all payment defaults. Loans originated under the PPP are recognized on our consolidated balance sheet as business and government loans classified at amortized cost. As the SBA’s guarantee is integral to the origination of these loans, it is reflected in our estimate of the expected credit loss associated with these loans. Upon satisfaction of the loan forgiveness conditions, the borrower’s obligation to repay the forgiven portion of the loan will be extinguished. Simultaneously, we will recognize a receivable from the SBA at the amount of the forgiven loan principal, plus any accrued interest. As at July 31, 2020, the outstanding balance of loans provided to our clients under this program was US$1.9 billion.
Main Street Lending

Program
(MSLP)
This program is designed to support small and medium-sized businesses that were unable to access the PPP or that require additional financial support after receiving a PPP loan. MSLP loans are full-recourse loans and are not forgivable. Loans originated under this program will be financed by participating eligible lenders and the Main Street Special Purpose Vehicle (Main Street SPV), which was established through a US$75 billion equity investment made by the Department of the Treasury (Treasury Department) in the United States in connection with the MSLP. The Main Street SPV will purchase from the participating eligible lenders an undivided participation interest in 95% of the loans originated under this program through a participation arrangement. CIBC is a participating eligible lender, who will retain the remaining 5% beneficial interest in the loans originated under this program. Our beneficial interest in the loans will be recognized on our consolidated balance sheet as amortized cost loans, and will be subject to expected credit losses. Any origination fees received from the borrowers on our portion of the loans will be accounted for over the expected life of the loan using the effective interest rate method. Other fees received in relation to performing administration activities will be recognized as services are provided or at the time the fee is earned. As at July 31, 2020, no loans have been provided to our clients under this program.
CIBC client relief programs in response to
COVID-19
Refer to Note 6 for details regarding programs offered by CIBC in response to the
COVID-19
pandemic.